3. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Allowance against notes receivable	0	0
Uncertain tax positions	0	0
Restricted cash	$ 239	$ 458	$ 36